UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
April 13, 2019 to May 10, 2019

Commission File Number of issuing entity:	333-189017-03

Central Index Key Number of issuing entity:	0001600824

Citigroup Commercial Mortgage Trust 2014-GC19
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-189017

Central Index Key Number of depositor:	0001258361

Citigroup Commercial Mortgage Securities Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:	0001541001
0001541502
0001576832
0001558761
0001505494
0001592182
0001587045

Citigroup Global Markets Realty Corp.
Goldman Sachs Mortgage Company
MC-Five Mile Commercial Mortgage Finance LLC
Cantor Commercial Real Estate Lending, L.P.
The Bancorp Bank
Rialto Mortgage Finance, LLC
RAIT Funding, LLC
(Exact name of sponsor(s) as specified in its charter)

Richard Simpson (212) 816-5343
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

46-5156528
46-5168857
46-7382968
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street 7th Floor Chicago, Illinois
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7464
(Telephone number, including area code)

NOT APPLICABLE
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

A-1	☐	☐	☒	_______
A-2	☐	☐	☒	_______
A-3	☐	☐	☒	_______
A-4	☐	☐	☒	_______
A-AB	☐	☐	☒	_______
X-A	☐	☐	☒	_______
X-B	☐	☐	☒	_______
A-S	☐	☐	☒	_______
B	☐	☐	☒	_______
PEZ	☐	☐	☒	_______
C	☐	☐	☒	_______

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☒ No ☐

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On May 10, 2019, a distribution was made to holders of Citigroup Commercial Mortgage Trust 2014-GC19, Commercial Mortgage Pass-Through Certificates, Series 2014-GC19. The monthly report to holders is attached as Exhibit 99.1.

No assets securitized by Citigroup Commercial Mortgage Securities Inc. and held by Citigroup Commercial Mortgage Trust 2014-GC19 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period covered by this distribution report on Form 10-D.

Citigroup Commercial Mortgage Securities Inc. filed its most recent Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on February 14, 2019. The CIK number of Citigroup Commercial Mortgage Securities Inc. is 0001258361.

Citigroup Global Markets Realty Corp. filed its most recent Form ABS-15G under Rule 15Ga-1 on February 14, 2019. The CIK number of Citigroup Global Markets Realty Corp. is 0001541001.

Goldman Sachs Mortgage Company filed its most recent Form ABS-15G under Rule 15Ga-1 on May 14, 2019. The CIK number of Goldman Sachs Mortgage Company is 0001541502.

MC-Five Mile Commercial Mortgage Finance LLC filed its most recent Form ABS-15G under Rule 15Ga-1 on January 25, 2019. The CIK number of MC-Five Mile Commercial Mortgage Finance LLC is 0001576832.

Cantor Commercial Real Estate Lending, L.P. filed its most recent Form ABS-15G under Rule 15Ga-1 on February 11, 2019. The CIK number of Cantor Commercial Real Estate Lending, L.P. is 0001558761.

The Bancorp Bank filed its most recent Form ABS-15G under Rule 15Ga-1 on January 23, 2019. The CIK number of The Bancorp Bank is 0001505494.

Rialto Mortgage Finance, LLC filed its most recent Form ABS-15G under Rule 15Ga-1 on February 6, 2019. The CIK number of Rialto Mortgage Finance, LLC is 0001592182.

RAIT Funding, LLC filed its most recent Form ABS-15G under Rule 15Ga-1 on February 11, 2019. The CIK number of RAIT Funding, LLC is 0001587045.

Item 1A. Asset-Level Information.
Not applicable.

Item 1B. Asset Representations Reviewer and Investor Communication.
Not applicable.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
Disclosure from U.S. Bank National Association, as Trustee:

In the last several years, U.S. Bank National Association ("U.S. Bank") and other large financial institutions have been sued in their capacity as trustee or successor trustee for certain residential mortgage backed securities ("RMBS") trusts. The complaints, primarily filed by investors or investor groups against U.S. Bank and similar institutions, allege the trustees caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers to comply with the governing agreements for these RMBS trusts. Plaintiffs generally assert causes of action based upon the trustees' purported failures to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties, notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and abide by a heightened standard of care following alleged events of default. Currently, U.S. Bank is a defendant in multiple actions alleging individual or class action claims against it.

U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors, that it has meritorious defenses, and it has contested and intends to continue contesting the plaintiffs' claims vigorously. However, U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts.

On March 9, 2018, a law firm purporting to represent fifteen Delaware statutory trusts (the "DSTs") that issued securities backed by student loans (the "Student Loans") filed a lawsuit in the Delaware Court of Chancery against U.S. Bank National Association ("U.S. Bank") in its capacities as indenture trustee and successor special servicer, and three other institutions in their respective transaction capacities, with respect to the DSTs and the Student Loans. This lawsuit is captioned The National Collegiate Student Loan Master Trust I, et al. v. U.S. Bank National Association, et al., C.A. No. 2018-0167-JRS (Del. Ch.). The complaint, which was later amended on June 15, 2018, alleged that the DSTs have been harmed as a result of purported misconduct or omissions by the defendants concerning administration of the trusts and servicing of the student loans.

U.S. Bank believes that it has performed its obligations as indenture trustee and special servicer in good faith and in compliance in all material respects with the terms of the agreements governing the DSTs (the "Governing Agreements"), and accordingly that the claims against it in the lawsuit are without merit.

U.S. Bank has filed a motion seeking dismissal of the operative complaint in its entirety with prejudice pursuant to Chancery Court Rules 12(b)(1) and 12(b)(6) or, in the alternative, U.S. Bank requested a stay of the case while other prior filed disputes involving the DSTs and the Student Loans are being litigated. On November 7, 2018, the Court ruled that the case should be stayed in its entirety pending resolution of the first-filed cases.

U.S. Bank intends to continue to defend this lawsuit vigorously.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
None.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
None.

Item 7. Change in Sponsor Interest in the Securities.
None.

Item 8. Significant Enhancement Provider Information.
None.

Item 9. Other Information.
None.

Item 10. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of Citigroup Commercial Mortgage Trust 2014-GC19, Commercial Mortgage Pass-Through Certificates, Series 2014-GC19, relating to the May 10, 2019 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately precedes the signature page hereof.

EXHIBIT INDEX

Exhibit	Description
Exhibit 99.1	Monthly report distributed to holders of Citigroup Commercial Mortgage Trust 2014-GC19, Commercial Mortgage Pass-Through Certificates, Series 2014-GC19, relating to the May 10, 2019 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

Date: May 22, 2019	/s/ Richard Simpson
Name: Richard Simpson
Title: President